Jointly Owned Electric Utility Plant (Exelon, PECO, DPL and ACE)	12 Months Ended
Dec. 31, 2021
Public Utilities, Property, Plant and Equipment [Abstract]
Jointly Owned Electric Utility Plant (Exelon, PECO, DPL and ACE)	Jointly Owned Electric Utility Plant (Exelon, PECO, PHI, DPL, and ACE)
PECO's, DPL's, and ACE's material undivided ownership interests in jointly owned electric plants and transmission facilities as of December 31, 2021 and 2020 were as follows:

Transmission
NJ/DE(a)
Operator	PSEG/DPL
Ownership interest	various
Exelon’s share as of December 31, 2021:
Plant in service	$103
Accumulated depreciation	55
Exelon’s share as of December 31, 2020:
Plant in service	$103
Accumulated depreciation	54
__________
(a)PECO, DPL, and ACE own a 42.55%, 1%, and 13.9% share, respectively in 151.3 miles of 500kV lines located in New Jersey and of the Salem generating plant substation. PECO, DPL, and ACE also own a 42.55%, 7.45%, and 7.45% share, respectively, in 2.5 miles of 500kV line located over the Delaware River. ACE also has a 21.78% share in a 500kV New Freedom Switching substation.
PECO's, DPL's, and ACE's undivided ownership interests are financed with their funds and all operations are accounted for as if such participating interests were wholly owned facilities. PECO's, DPL's, and ACE's share of direct expenses of the jointly owned plants are included in Operating and maintenance expenses in Exelon's, PECO's, PHI's, DPL's, and ACE's Consolidated Statements of Operations and Comprehensive Income.